Other payables (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total Non-current	$ 337,710	$ 246,877
Current	126,693	148,185
Payment Plan C A M M E S A [Member]
IfrsStatementLineItems [Line Items]
Total Non-current	326,415	238,094
Current	61,438	63,255
E N R E Penalties And Discounts [Member]
IfrsStatementLineItems [Line Items]
Total Non-current	7,014	2,193
Current	60,652	79,533
Finance Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total Non-current	4,281	6,590
Current	4,156	5,100
Related Parties Other Payables [Member]
IfrsStatementLineItems [Line Items]
Current	233	271
Advances For Works To Be Performed [Member]
IfrsStatementLineItems [Line Items]
Current	13	17
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Current	$ 201	$ 9